Shareholder Report, Line Graph (Details) - USD ($)	May 21, 2021	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
C000232090
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 9,755	$ 8,845	$ 8,949	$ 8,641	$ 8,425	$ 8,796	$ 9,903	$ 9,829
C000232088
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,000	8,853	8,991	8,715	8,608	9,009	10,092	10,073
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000	9,216	9,282	8,980	8,796	9,065	10,112	10,105
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000	$ 9,216	$ 9,282	$ 8,980	$ 8,796	$ 9,065	$ 10,112	$ 10,105